Organization and Business Description (Details Narrative)	Feb. 07, 2025 USD ($) $ / shares shares	Feb. 07, 2025 SGD ($) shares	Jun. 30, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Aug. 02, 2022 $ / shares shares	Mar. 10, 2022 $ / shares	Feb. 22, 2022
Ordinary shares | shares	2,250,000	2,250,000
Share price | $ / shares	$ 4.50
Gross proceeds	$ 10,125,000	$ 10,130,000
Shares issued | shares			13,500,000	11,250,000	11,250,000	11,250,000
Common stock par value per share | $ / shares			$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Subsequent Event [Member]
Ordinary shares | shares	2,250,000	2,250,000
Share price | $ / shares	$ 4.50
Gross proceeds	$ 10,125,000	$ 10,130,000
Success Elite Development Limited [Member]
Equity ownership interest			100.00%	100.00%				100.00%
FBSSG [Member]
Equity ownership interest								100.00%
SEDL [Member]
Equity ownership interest						100.00%
FBS Cayman [Member]
Equity ownership interest						100.00%